Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
The components of (provision for) benefit from income taxes

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Current tax	(79,255)	(129,127)	(180,613)
Deferred tax	74,993	(52,548)	(40,090)

Provision for income taxes	(4,262)	(181,675)	(220,703)

The reconciliation between the (provision for) benefit from income taxes shown in the consolidated statements of operations, based on the effective tax rate, and expense based on the Dutch tax rate

Year ended December 31 (in thousands)	2012 EUR	%	2011 EUR	%	2010 EUR	%

Income before income taxes	1,150,578	100.0	1,648,635	100.0	1,242,523	100.0
Income tax provision based on ASML’s domestic rate	(287,644)	25.0	(412,159)	25.0	(316,843)	25.5
Effects of tax rates in foreign jurisdictions	9,786	(0.9)	20,663	(1.3)	15,878	(1.3)
Adjustments in respect of tax exempt income	23,532	(2.0)	19,134	(1.2)	19,987	(1.6)
Adjustments in respect of changes in the applicable tax rate [1]	-	-	-	-	(569)	0.1
Adjustments in respect of tax incentives	143,160	(12.4)	180,096	(10.9)	66,881	(5.4)
Adjustments in respect of prior years’ current taxes	18,275	(1.6)	9,097	(0.6)	25,648	(2.1)
Movements in the liability for unrecognized tax benefits	95,465	(8.3)	6,634	(0.4)	(28,796)	2.3
Other credits and non-taxable items	(6,836)	0.6	(5,140)	0.4	(2,889)	0.3

Provision for income taxes	(4,262)	0.4	(181,675)	11.0	(220,703)	17.8

1	At the end of 2010, the Dutch government enacted a tax rate reduction from 25.5 percent in 2010 to 25.0 percent in 2011.

Income taxes recognized directly in equity (including other comprehensive income)

Income tax recognized in shareholders’ equity (in thousands)	2012 EUR	2011 EUR	2010 EUR

Current tax
Derivative financial instruments[1]	(1,066)	6,257	8,262
Tax (benefit) deficit from share-based payments	(2,116)	11	(106)

Total income tax recognized in shareholders’ equity	(3,182)	6,268	8,156

1	Recognized directly in Other Comprehensive Income.

The deferred tax position and liability for unrecognized tax benefits recorded on the consolidated balance sheets

As of December 31 (in thousands)	2012 EUR	2011 EUR

Liability for unrecognized tax benefits	(59,967)	(155,432)
Deferred tax position	114,527	137,946

Total	54,560	(17,486)

Reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits

As of December 31 (in thousands)	2012 EUR	2011 EUR

Balance, January 1	155,432	162,066
Gross increases – tax positions in prior period	4,297	11,121
Gross decreases – tax positions in prior period	(92,521)	(24,566)
Gross increases – tax positions in current period	3,255	21,258
Settlements	-	(10,403)
Lapse of statute of limitations	(10,496)	(4,044)

Total liability for unrecognized tax benefits	59,967	155,432

The changes in deferred income tax assets and liabilities

Changes in deferred tax assets and liabilities (in thousands)	2012 EUR	2011 EUR

Balance, January 1	137,946	193,587
Consolidated statements of operations	(20,242)	(59,539)
Effect of changes in exchange rates	(3,177)	3,898

Balance, December 31	114,527	137,946

Deferred tax position

As of December 31 (in thousands)	2012 EUR	2011 EUR

Deferred tax assets – current	103,695	120,720
Deferred tax assets – non-current	39,443	38,735
Total deferred tax assets	143,138	159,455
Deferred tax liabilities – current	(271)	(214)
Deferred tax liabilities – non-current	(28,340)	(21,295)
Total deferred tax liabilities	(28,611)	(21,509)

Total	114,527	137,946

The composition of deferred tax assets and liabilities in the consolidated financial statements

Deferred tax assets composition of temporary differences (in thousands)	January 1, 2012 EUR	Consolidated statements of operations EUR	Effect of changes in exchange rates EUR	December 31, 2012 EUR

Capitalized research and development expenditures	34,374	(6,465)	(506)	27,403
Inventories	35,820	(7,351)	(302)	28,167
Deferred revenue	23,892	(3,083)	(237)	20,572
Provisions	14,515	7,296	(283)	21,528
Installation and warranty reserve	8,772	(1,508)	(113)	7,151
Tax effect carry-forward losses	7,735	(2,219)	41	5,557
Fixed assets	6,495	1,454	(151)	7,798
Restructuring and impairment	5,146	(733)	(77)	4,336
Alternative minimum tax credits[1]	5,028	229	(30)	5,227
Bilateral advance pricing agreement [2]	1,426	(1,278)	-	148
Share-based payments	950	516	(33)	1,433
Other temporary differences	15,302	140	(1,624)	13,818

Total	159,455	(13,002)	(3,315)	143,138

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.

Deferred tax liabilities composition of temporary differences (in thousands)	January 1, 2012 EUR	Consolidated statements of operations EUR	Effect of changes in exchange rates EUR	December 31, 2012 EUR

Fixed assets	(19,108)	(6,965)	183	(25,890)
Borrowing costs	(1,554)	(404)	-	(1,958)
Other temporary differences	(847)	129	(45)	(763)

Total	(21,509)	(7,240)	138	(28,611)

Deferred tax assets composition of temporary differences (in thousands)	January 1, 2011 EUR	Consolidated statements of operations EUR	Effect of changes in exchange rates EUR	December 31, 2011 EUR

Capitalized research and development expenditures	27,239	5,501	1,634	34,374
Inventories	71,124	(35,813)	509	35,820
Deferred revenue	10,890	11,746	1,256	23,892
Provisions	21,828	(7,463)	150	14,515
Installation and warranty reserve	8,092	98	582	8,772
Tax effect carry-forward losses	27,756	(18,695)	(1,326)	7,735
Fixed assets	4,386	1,872	237	6,495
Restructuring and impairment	6,074	(1,063)	135	5,146
Alternative minimum tax credits[1]	4,658	112	258	5,028
Bilateral advance pricing agreement[2]	7,993	(6,583)	16	1,426
Share-based payments	1,678	(808)	80	950
Other temporary differences	13,719	936	647	15,302

Total	205,437	(50,160)	4,178	159,455

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.

Deferred tax liabilities composition of temporary differences (in thousands)	January 1, 2011 EUR	Consolidated statements of operations EUR	Effect of changes in exchange rates EUR	December 31, 2011 EUR

Fixed assets	(9,661)	(9,175)	(272)	(19,108)
Borrowing costs	(1,231)	(323)	-	(1,554)
Other temporary differences	(958)	119	(8)	(847)

Total	(11,850)	(9,379)	(280)	(21,509)